Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Deferred Revenue	Deferred revenue is as follows:

Balance per December 31 (euros in thousands)	2017	2016
Deferred revenue—current portion	6,996	1,610
Deferred revenue	130,195	30,206

	137,191	31,816